Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio - Initial Class
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	38.35%
Annual Return 2014	5.28%
Annual Return 2015	(1.99%)
Annual Return 2016	22.68%
Annual Return 2017	7.02%
Annual Return 2018	(13.08%)
Annual Return 2019	23.71%
Annual Return 2020	18.45%
Annual Return 2021	20.66%
Annual Return 2022	(18.23%)